EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS
Expense of Employee Benefits	334,150,368	234,725,030	158,641,293